UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                8/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      585,541
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
BIODELIVERY SCIENCES INTL IN COM              09060J106      129    40,000          OTHER                  40,000      0       -
FINANCIAL INSTNS INC         COM              317585404      566    34,500          OTHER                  34,500      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    8,733   661,600          OTHER                   2,607      0 658,993
GENERAL ELECTRIC CO          COM              369604103      292    15,500          OTHER                  15,500      0       -
HOME PROPERTIES INC          COM              437306103      335     5,496          OTHER                   5,496      0       -
INTEL CORP                   COM              458140100      226    10,200          OTHER                  10,200      0       -
ISHARES GOLD TRUST           ISHARES          464285105    1,881   128,450          SOLE                  128,450      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176   14,075   127,217          SOLE                  122,017      0   5,200
ISHARES TR                   S&P 500 INDEX    464287200   37,060   279,869          SOLE                  242,719      0  37,150
ISHARES TR                   BARCLY USAGG B   464287226      208     1,948          SOLE                    1,948      0       -
ISHARES TR                   MSCI EMERG MKT   464287234      714    14,996          SOLE                   14,996      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      926     8,410          SOLE                    8,410      0       -
ISHARES TR                   S&P500 GRW       464287309    5,540    79,740          SOLE                   78,440      0   1,300
ISHARES TR                   S&P 500 VALUE    464287408   10,044   162,004          SOLE                  159,879      0   2,125
ISHARES TR                   BARCLYS 7-10 YR  464287440    3,710    38,700          SOLE                   38,700      0       -
ISHARES TR                   BARCLYS 1-3 HR   464287457    1,007    11,950          SOLE                   11,950      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465   34,546   574,429          SOLE                  560,904      0  13,525
ISHARES TR                   S&P MIDCAP 400   464287507   75,465   772,413          SOLE                  723,088      0  49,325
ISHARES TR                   S&P MC 400 GRW   464287606    4,133    37,253          SOLE                   37,253      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,251    20,555          SOLE                   20,555      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    4,487    53,421          SOLE                   53,421      0       -
ISHARES TR                   S&P SMLCAP 600   464287804   59,779   815,319          SOLE                  792,069      0  23,250
ISHARES TR                   S&P SMLCP VALU   464287879    3,900    52,507          SOLE                   52,082      0     425
ISHARES TR                   S&P SMLCP GROW   464287887    4,291    53,372          SOLE                   52,922      0     450
ISHARES TR                   AGENCY BD FD     464288166    1,948    17,600          SOLE                   17,600      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,510    14,380          SOLE                   13,230      0   1,150
ISHARES TR                   BARCLYS MBS BD   464288588    2,882    27,010          SOLE                   27,010      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    1,477    14,077          SOLE                   14,077      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    1,511    12,900          SOLE                   12,900      0       -
ISHARES TR                   MSCI ESG SEL SOC 464288802      560     9,700          SOLE                    9,700      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    4,141    80,825          SOLE                   78,275      0   2,550
ISHARES TR                   MSCI VAL IDX     464288877    1,287    24,588          SOLE                   23,738      0     850
JPMORGAN CHASE & CO          COM              46625h100      612    14,949          OTHER                  14,949      0       -
KIMBERLY CLARK CORP          COM              494368103      252     3,785          OTHER                   3,785      0       -
M & T BK CORP                COM              55261f104      281     3,200          OTHER                   3,200      0       -
MICROSOFT CORP               COM              594918104      211     8,103          OTHER                   8,103      0       -
PAETEC HOLDING CORP          COM              695459107      133    27,722          OTHER                  27,722      0       -
PAYCHEX INC                  COM              704326107    3,076   100,126          OTHER                 100,126      0       -
PEPSICO INC                  COM              713448108      238     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205      304     5,700          SOLE                    5,700      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105    6,221   214,800          SOLE                  214,800      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,754   111,150          SOLE                  111,150      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    2,301    92,655          SOLE                   92,655      0       -
RYDEX ETF TRUST              S&P500 PUR VAL   78355W304      812    25,975          SOLE                   21,825      0   4,150
SPDR S&P 500 ETF TR          TR UNIT          78462f103  138,790 1,051,681          SOLE                1,025,181      0  26,500
SPDR GOLD TRUST              GOLD SHS         78463V107    1,553    10,635          SOLE                   10,635      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    1,644    30,250          SOLE                   29,150      0   1,100
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   15,469   383,079          SOLE                  381,229      0   1,850
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    2,562    80,653          SOLE                   78,653      0   2,000
SPDR SERIES TRUST            CAP MORTG ETF    78464A383      475    17,415          SOLE                   17,415      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417      471    11,700          SOLE                   11,700      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   37,096   557,003          SOLE                  553,378      0   3,625
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    5,641   123,000          SOLE                  123,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797   10,199   425,130          SOLE                  422,255      0   2,875
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   23,669   191,139          SOLE                  183,089      0   8,050
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      563     3,170          SOLE                    3,170      0       -
SCHLUMBERGER LTD             COM              806857108      418     4,834          OTHER                   4,834      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   23,657   291,483          SOLE                  276,533      0  14,950
VANGUARD TAX-MANAGED INTL FD MSCI EAFE ETF    921943858    2,596    68,160          SOLE                   62,960      0   5,200
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      368     7,395          SOLE                    7,395      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    3,640    74,876          SOLE                   72,901      0   1,975
VANGUARD INDEX FDS           REIT ETF         922908553    6,357   105,766          SOLE                  105,766      0       -
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,410    17,535          SOLE                   15,885      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    2,546    42,020          SOLE                   42,020      0       -
VANGUARD INDEX FDS           SMALL CP ETF     922908751      608     7,790          SOLE                    5,190      0   2,600


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